SEGMENT REPORTING - Schedule of Reconciles Segment Net Operating Income To Profit Before Taxes (Details) - USD ($)		12 Months Ended
	Mar. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Net operating income		$ 40,963,907	$ 36,606,814	$ 34,184,829
Unallocated revenue		1,018,902	281,024	108,564
General and administrative		(16,732,668)	(15,626,057)	(8,508,862)
Listing expense	$ (44,469,613)	0	(44,469,613)	0
Investment property valuation gain		20,649,485	32,347,462	20,151,026
Interest income from affiliates		0	302,808	664,219
Financing costs		(20,844,277)	(22,642,028)	(31,111,064)
Net foreign currency gain (loss)		519,774	(104,129)	284,706
Gain on sale of investment properties		0	0	1,165,170
Gain on disposition of asset held for sale		0	0	1,022,853
Other income		1,112,439	12,616,888	307,822
Other expenses		(937,719)	(9,177,160)	(6,132,636)
Profit (loss) before taxes		$ 25,749,843	$ (9,863,991)	$ 12,136,627